SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials		$ 97,636
Work in process
Finished goods	645,572
Inventories, at cost		97,636
Less: reserve for obsolescence
Inventory, net	$ 645,572	$ 97,636